Intangible assets - product development (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Intangible Assets Product Development

All figures in £ millions	2023	2022
Cost

At 1 January	2,918	2,698

Exchange differences	(121)	235

Additions	300	357

Disposals and retirements	(550)	(191)

Disposal of businesses (note 31)	(29)	(186)

Transfers	(1)	5

At 31 December	2,517	2,918
Amortisation

At 1 January	(1,943)	(1,804)

Exchange differences	92	(174)

Charge for the year	(280)	(288)

Impairment	(4)	(15)

Disposals and retirements	550	191

Disposal of businesses (note 31)	14	147

Transfers	1	–

At 31 December	(1,570)	(1,943)

Carrying amounts at 31 December	947	975